Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
NOTE 13 - INCOME TAXES

The following summary of the provision for income taxes includes tax deferrals which arise from temporary differences in the recognition of certain items of revenue and expense for tax and financial reporting purposes for the years ended December 31:

(Dollars in thousands)	2012	2011
Income taxes currently payable
Federal	$-	$-
State	137	62
	137	62

Deferred tax expense (benefit)	1,046	(4,220)
Change in valuation allowance	(1,046)	8,734
	-	4,514

Expense	$137	$4,576

The income tax effect of cumulative temporary differences for deferred tax assets at December 31, 2012 and 2011 is as follows:

(Dollars in thousands)	December 31,
	2012	2011
Deferred tax assets:
Allowance for loan losses	$2,774	$3,635
Allowance for impairment of other real estate owned	236	1,088
Net operating loss (NOL) carryforward	3,152	2,776
Unrealized loss on investment securities	568	568
Deferred revenue	207	131
Deferred compensation	533	461
Other	391	356
Total deferred tax assets	7,861	9,015

Deferred tax liabilities:
Depreciation	18	110
Prepaid expenses	77	93
Total deferred tax liabilities	95	203

Net deferred tax asset	7,766	8,812

Valuation allowance	(7,766)	(8,812)
Total net deferred tax asset	$-	$-

The net deferred tax asset is reported in other assets in the balance sheets at December 31, 2012 and 2011.

A valuation allowance is recognized for a deferred tax asset if, based on the weight of available evidence, it is more-likely-than-not that some portion of the entire deferred tax or asset will not be realized. In making such judgments, significant weight is given to evidence that can be objectively verified. As a result of increased credit losses, the Company entered into a three-year cumulative pre-tax loss position in 2011.  A cumulative loss position is considered significant negative evidence in assessing the reliability of a deferred tax asset, which is difficult to overcome. The Company’s estimate of the realization of its deferred tax assets was based on future reversals of existing taxable temporary differences and taxable income in prior carry back years. The Company did not consider future taxable income in determining the realizability of its deferred assets. During 2012 and 2011, the Company had valuation allowances totaling $7,766,000 and $8,812,000, respectively.

The Company has a Federal net operating loss carryforward of $8,979,000 at December 31, 2012 which fully expires in 2032.

The Company is no longer subject to examination by taxing authorities for years before 2009, except to the extent net operating losses are carried back to earlier years.  In 2010, the Company filed a refund claim in order to carryback its 2009 NOL to the years 2004, 2005 and 2006.  The Company was able to carryback its 2009 NOL to the years 2004 through 2006 due to the enactment of the Worker, Homeownership, and Business Assistance Act of 2009 (the “Act”).  The Act includes a provision that allows most businesses an election to increase the NOL carryback period from 2 years under current law to as much as 5 years for NOLs generated in either 2008 or 2009 (but not both).  The IRS examined the tax years attributed to the refund claim beginning in 2010 and completed its examination in August 2011 with no changes.  A subsequent review by the Joint Committee on Taxation concurred with the results of the examinations.

The provision for income taxes is reconciled to the amount of income tax computed at the federal statutory rate on income (loss) before income taxes for the years ended December 31, as follows:

(Dollars in thousands)	2012		2011
	Amount	%	Amount	%
Tax expense (benefit) at statutory rate	$1,243	34%	$(4,047)	(34)%
Increase (decrease) in taxes resulting from: State tax (net of federal benefit)	90	3	(14)	-
Officers’ life insurance	(67)	(2)	(72)	(1)
Municipal interest	(74)	(2)	(123)	(1)
Other tax preference items	(9)	(1)	98	1
Valuation allowance change	(1,046)	(28)	8,734	73
Tax expense	$137	4%	$4,576	38%

The Company has analyzed the tax positions taken or expected to be taken in its tax returns and concluded it has no liability related to uncertain tax positions.